Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
(4)           Income Taxes

Deferred tax assets of approximately $9,912,000 at December 31, 2013 and $10,894,000 at 2012, respectively, relate principally to net operating loss carry-forwards of $19,341,000 and $18,909,000, research and development credit carry-forwards of $1,500,000 and $1,500,000 and equity losses on investments of $1,480,000 (of which $631,000 expired in 2013 and $849,000 in 2014) and $4,403,000 at December 31, 2013 and 2012, respectively.  An offsetting valuation allowance has been established for the full amount of the deferred tax assets to reduce such assets to zero, as a result of the significant uncertainty regarding their ultimate realization.  The aggregate valuation allowance decreased $982,000 in 2013 and decreased $3,199,000 in 2012.

The Company’s net operating loss carry-forwards and research and development credit carry-forwards noted above expire in various years from 2018 to 2033. The net operating loss carry-forwards and the research and development carry-forwards expire as follows:

Year	Net Operating Loss Carry-forward	Research and Development Credit Carry-forward

2018	$8,949,000	$935,000
2019	5,810,000	565,000
2020	275,000	-
2022	267,000	-
2023	514,000	-
2024-2033	3,526,000	-

The Company’s ability to utilize such net operating loss, research and development credit carry-forwards and equity losses on investments may be subject to certain limitations in the future due to ownership changes, if any, as defined by rules enacted with the Tax Reform Act of 1986. The Company’s tax provision for each year represents an amount for New York state tax on capital.

The Company follows the provision of FASB guidance for accounting for uncertainty in income taxes on January 1, 2007.  The guidance requires the Company to recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit.  For tax positions meeting this standards, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.  As of December 31, 2013 and 2012, the Company had no material unrecognized tax benefits.  As a result, no interest or penalties were accrued for unrecognized tax benefits during the years.  The Company’s open tax years are 2010, 2011 and 2012.